Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (a)	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs (4) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5) (f)	Net Income (Loss) (millions) (6) (h)
2024	$359,805	$469,786	$244,055	$297,495	$220.86	$(2.75)
2023	$400,105	$346,193	$259,555	$191,429	$58.82	$(9.91)
2022	$290,305	$(213,164)	$167,305	$(50,075)	$64.17	$(1.79)

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Madhu (President and CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation - Summary Executive Compensation Table.”
PEO Total Compensation Amount	[1]	$ 359,805	$ 400,105	$ 290,305
PEO Actually Paid Compensation Amount	[2]	$ 469,786	346,193	(213,164)
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2024	$359,805	$(42,000)	$151,981	$469,786
2023	$400,105	$(94,800)	$40,888	$346,193
2022	$290,305	$-	$(503,469)	$(213,164)

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 244,055	259,555	167,305
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 297,495	191,429	(50,075)
Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	$71,045	$-	$74,100	$6,836	$-	$-	$151,981
2023	$-	$(21,430)	$61,600	$718	$-	$-	$40,888
2022	$-	$(363,860)	$-	$(139,609)	$-	$-	$(503,468)

Compensation Actually Paid vs. Total Shareholder Return

The following graphs show the relationship between the compensation actually paid (“CAP”) for our PEO and our total shareholder return and net income (loss) over the prior three fiscal years ending December 31, 2024, 2023 and 2022, as reported in the tables above. Total shareholder return values are measured from December 31, 2021, based on an assumed fixed investment of $100.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[5]	$ 220.86	58.82	64.17
Net Income (Loss) Attributable to Parent	[6]	(2,750,000)	(9,910,000)	(1,790,000)
Adjustment to Compensation Amount		$ 151,981	$ 40,888	$ (503,468)
PEO Name		Mr. Madhu	Mr. Madhu	Mr. Madhu
Additional 402(v) Disclosure [Text Block]		The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Madhu, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Madhu during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Madhu’s total compensation for each year to determine the compensation actually paid:
Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ (42,000)	$ (94,800)
Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	151,981	40,888	(503,469)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		71,045
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(21,430)	(363,860)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		74,100	61,600
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,836	718	(139,609)
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Madhu (President and CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation - Summary Executive Compensation Table.”
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Madhu, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Madhu during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Madhu’s total compensation for each year to determine the compensation actually paid:
[3]	The Company has one other named executive officer, Mr. Timothy (Chief Financial Officer and Corporate Secretary), in the covered fiscal years.
[4]	The Company has one other named executive officer, Mr. Timothy (Chief Financial Officer and Corporate Secretary), in the covered fiscal years.
[5]	The cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2024 or 2023.
[6]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.